Share Capital and Reserves (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
IfrsStatementLineItems [Line Items]
Balance, outstanding and exercisable	22,168,504	13,809,658	10,341,350
Issued, outstanding and exercisable (in shares)		8,358,846	8,609,658
Exercised, outstanding and exercisable (in shares)			(20,000)
Expired, outstanding and exercisable (in shares)	(4,720,000)		(5,121,350)
Balance, oustanding and exercisable	17,448,504	22,168,504	13,809,658
Balance, weighted average exercise price | $ / shares	$ 0.95	$ 0.92	$ 1.88
Issued, weighted average exercise price | $ / shares		1.00	0.64
Exercised, weighted average exercise price | $ / shares			0.50
Expired, weighted average exercise price | $ / shares	1.35		2.41
Balance, weighted average exercise price | $ / shares	$ 0.88	$ 0.95	$ 0.92
Exercised, outstanding and exercisable (in shares)			20,000
Exercised, weighted average exercise price | $ / shares			$ (0.50)
Warrants Expiring June 72022 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 1.35	$ 1.35	$ 1.35
Balance	4,720,000	4,720,000	4,720,000
Issued
Exercised
Expired	(4,720,000)
Balance		4,720,000	4,720,000
Warrants Expiring March 272023 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.50	$ 0.50	$ 0.50
Balance	5,489,658	5,489,658
Issued			5,509,658
Exercised			(20,000)
Expired
Balance	5,489,658	5,489,658	5,489,658
Warrants Expiring August 62023 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.90	$ 0.90	$ 0.90
Balance	3,100,000	3,100,000
Issued			3,100,000
Exercised
Expired
Balance	3,100,000	3,100,000	3,100,000
Warrants Expiring March 182024 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.80	$ 0.80
Balance	7,923,077
Issued		7,923,077
Exercised
Expired
Balance	7,923,077	7,923,077
Warrants Expiring March 1820241 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.80	$ 0.80
Balance	435,769
Issued		435,769
Exercised
Expired
Balance	435,769	435,769
Warrants Expiring May 142024 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 1.50	$ 1.50	$ 1.50
Balance	500,000	500,000	500,000
Issued
Exercised
Expired
Balance	500,000	500,000	500,000
Warrants Expiring June 12020 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares			$ 2.45
Balance			4,928,900
Issued
Exercised
Expired			(4,928,900)
Balance
Warrants Expiring June 72020 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares			$ 1.35
Balance			192,450
Issued
Exercised
Expired			(192,450)
Balance